Accounting Policies - Narrative (Detail) shares in Millions, $ in Millions					12 Months Ended
	Oct. 25, 2024	Mar. 04, 2024 USD ($) shares	Dec. 21, 2023	May 02, 2023	Dec. 31, 2024 USD ($) unit_ExchangeRate	Dec. 31, 2023 USD ($) unit_ExchangeRate	Dec. 31, 2022 USD ($) unit_ExchangeRate
Disclosure of changes in accounting estimates [line items]
Reversal of impairment loss recognised in profit or loss					$ 0.0	$ 0.0	$ 0.0
Property, plant and equipment					7,298.4	5,074.4
Impairment loss recognised in profit or loss, property, plant and equipment					3.5	156.4	391.4
Gold-in-process and stockpiles					791.0	814.6
Inventory write-down					3.0	33.8	0.0
Total equity accounted investees					12.6	548.6
Provision for decommissioning, restoration and rehabilitation costs					475.5	452.9	387.7
Current provision for decommissioning, restoration and rehabilitation costs					78.4	46.8
Non-current provision for decommissioning, restoration and rehabilitation costs					397.1	406.1
Silicosis settlement costs					4.9	5.1	10.5
Current portion of silicosis settlement costs					0.8	0.2
Non-current portion of silicosis settlement costs					4.1	4.9
Deferred taxation liabilities					503.8	389.3
Deferred taxation asset					154.9	172.2
Tax payable					112.4	95.7
Tax receivable					75.8	82.1
Share-based payments					4.4	9.1	6.9
Charge to income statement					14.5	55.8	29.0
Long term incentive plan liability					51.0	78.9	53.0
Current portion of long-term incentive plan					31.0	38.4
Non-current portion of long-term incentive plan					20.0	40.5
Derivative Financial Assets					0.0	0.0
Derivative financial liabilities held for hedging					0.0	0.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss					0.0	0.0	$ (24.0)
Redeemable preference shares write-off						33.0
– Asanko redeemable preference shares					$ 0.0	$ 99.7
Dividends withholding tax percentage					20.00%
Windfall Project
Disclosure of changes in accounting estimates [line items]
Asset acquisition, percentage of shares acquired	0.50
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of changes in accounting estimates [line items]
Number of shares in equity accounted investees (in shares) | shares		28.5
Profit on disposal of asset held for sale		$ 5.6
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of changes in accounting estimates [line items]
Number of shares in equity accounted investees (in shares) | shares		28.5
Canadian Subsidiary
Disclosure of changes in accounting estimates [line items]
Group beneficial interest				100.00%
Asanko Gold
Disclosure of changes in accounting estimates [line items]
Interest in joint venture			45.00%		45.00%
Portion of consideration paid received consisting of cash and cash equivalents		$ 65.0
Asanko Gold | Other disposals of assets
Disclosure of changes in accounting estimates [line items]
Portion of consideration paid received consisting of cash and cash equivalents		$ 65.0
Windfall Project
Disclosure of changes in accounting estimates [line items]
Interest in joint venture	50.00%			50.00%
Windfall Project | Osisko Mining Incorporated
Disclosure of changes in accounting estimates [line items]
Interest in joint venture	50.00%			50.00%
Rand
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | unit_ExchangeRate					18.84	18.30	17.02
Average exchange rate | unit_ExchangeRate					18.33	18.45	16.37
US Dollar
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | unit_ExchangeRate					0.62	0.68	0.69
Average exchange rate | unit_ExchangeRate					0.66	0.66	0.68
Canada dollars
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | unit_ExchangeRate					0.70	0.75
Average exchange rate | unit_ExchangeRate					0.73	0.74
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of changes in accounting estimates [line items]
Total equity accounted investees							$ 0.0
Tarkwa cash-generating unit
Disclosure of changes in accounting estimates [line items]
Impairment loss recognised in profit or loss, property, plant and equipment					$ 0.0	$ 0.0	325.2
Peru cash-generating unit
Disclosure of changes in accounting estimates [line items]
Impairment loss recognised in profit or loss, property, plant and equipment					$ 0.0	$ 156.2	$ 63.1